Related Party Transactions - Compensation to Directors and Other Key Management Personnel (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	$ 2,666.7	$ 1,922.2	$ 2,004.9
Post-employment benefits	2.3	2.7	3.4
Compensation of key management personnel	$ 2,669.0	$ 1,924.9	$ 2,008.3